Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Goodwill

The changes in goodwill in 2014 and 2013 were as follows:

	2014	2013

Balances as of January 1
Cost	2,593	2,502
Accumulated impairment	(235)	(225)

Book value	2,358	2,277
Changes in book value:
Acquisitions	—	1
Divestments	—	—
Translation differences	(237)	80

Total changes	(237)	81

Balances as of December 31
Cost	2,328	2,593
Accumulated impairment	(207)	(235)

Book value	2,121	2,358